Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.0%
BYD Co. Ltd., Class H	6,010,000	$182,260,701
Great Wall Motor Co. Ltd., Class H(a)	15,594,500	18,925,115
Li Auto Inc.(b)	6,524,000	77,269,281
		278,455,097
Banks — 19.6%
Agricultural Bank of China Ltd., Class H	191,206,000	73,926,434
Bank of China Ltd., Class H	473,398,000	189,055,247
Bank of Communications Co. Ltd., Class H	45,255,200	29,230,334
China CITIC Bank Corp. Ltd., Class H	57,927,000	31,336,473
China Construction Bank Corp., Class H	515,027,320	344,309,147
China Everbright Bank Co. Ltd., Class H	19,346,000	6,195,753
China Merchants Bank Co. Ltd., Class H	23,539,438	113,627,753
China Minsheng Banking Corp. Ltd., Class H	39,771,600	14,609,890
Industrial & Commercial Bank of China Ltd., Class H	459,409,995	247,164,409
Postal Savings Bank of China Co. Ltd., Class H(c)	58,306,000	38,015,060
		1,087,470,500
Beverages — 2.4%
China Resources Beer Holdings Co. Ltd.	9,786,000	75,594,652
Nongfu Spring Co. Ltd., Class H(a)(c)	10,851,800	58,879,167
		134,473,819
Capital Markets — 1.0%
China International Capital Corp. Ltd., Class H(c)	9,174,000	19,276,975
CITIC Securities Co. Ltd., Class H	13,958,200	29,390,391
CSC Financial Co. Ltd., Class H(c)	5,631,500	5,732,907
		54,400,273
Chemicals — 0.3%
Ganfeng Lithium Co. Ltd., Class H(a)(c)	2,295,440	15,144,755

Construction & Engineering — 0.4%
China Railway Group Ltd., Class H	25,091,000	19,290,936

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class H	7,352,500	23,215,652

Entertainment — 3.7%
NetEase Inc.	11,362,000	202,270,882

Consumer Staples Distribution & Retail — 0.8%
JD Health International Inc.(b)(c)	6,440,400	46,474,711

Hotels, Restaurants & Leisure — 12.0%
Meituan, Class B(b)(c)	29,465,120	503,572,123
Yum China Holdings Inc.	2,606,050	159,486,348
		663,058,471
Household Durables — 0.8%
Haier Smart Home Co. Ltd., Class H	14,399,600	46,936,652

Industrial Conglomerates — 0.7%
CITIC Ltd.	30,542,000	38,339,086

Insurance — 7.6%
China Life Insurance Co. Ltd., Class H	46,287,000	88,924,506
China Pacific Insurance Group Co. Ltd., Class H	16,038,200	47,906,623
People’s Insurance Co. Group of China Ltd. (The), Class H	50,900,000	20,018,974
Ping An Insurance Group Co. of China Ltd., Class H	36,445,000	265,885,247
		422,735,350
Interactive Media & Services — 14.2%
Baidu Inc.(b)	13,302,550	200,228,649
Security	Shares	Value

Interactive Media & Services (continued)
Kuaishou Technology(b)(c)	12,191,300	$80,708,096
Tencent Holdings Ltd.	11,320,500	502,812,589
		783,749,334
Life Sciences Tools & Services — 2.7%
WuXi AppTec Co. Ltd., Class H(c)	2,081,352	18,305,344
Wuxi Biologics Cayman Inc.(b)(c)	22,058,000	131,528,243
		149,833,587
Marine Transportation — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class H	20,195,100	23,456,993

Metals & Mining — 1.1%
Zijin Mining Group Co. Ltd., Class H	35,686,000	60,418,383

Broadline Retail — 13.0%
Alibaba Group Holding Ltd.(b)	46,258,200	489,116,745
JD.com Inc., Class A	13,040,700	232,748,348
		721,865,093
Oil, Gas & Consumable Fuels — 4.7%
China Petroleum & Chemical Corp., Class H	154,146,600	101,030,006
China Shenhua Energy Co. Ltd., Class H	21,009,000	69,782,383
PetroChina Co. Ltd., Class H	129,432,000	89,907,921
		260,720,310
Real Estate Management & Development — 2.9%
China Overseas Land & Investment Ltd.	23,828,500	60,432,475
China Resources Land Ltd.	17,123,333	79,739,171
China Vanke Co. Ltd., Class H	13,736,600	21,474,345
		161,645,991
Specialty Retail — 0.2%
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	433,700	9,277,427

Technology Hardware, Storage & Peripherals — 2.3%
Xiaomi Corp., Class B(b)(c)	91,120,800	129,337,186

Textiles, Apparel & Luxury Goods — 3.6%
ANTA Sports Products Ltd.	7,790,600	96,807,720
Li Ning Co. Ltd.	14,118,500	100,970,091
		197,777,811

Total Long-Term Investments — 99.8%
(Cost: $6,428,700,945)		5,530,348,299

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	21,072,382	21,078,704
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	7,570,000	7,570,000

Total Short-Term Securities — 0.5%
(Cost: $28,647,187)		28,648,704

Total Investments — 100.3%
(Cost: $6,457,348,132)		5,558,997,003

Liabilities in Excess of Other Assets — (0.3)%		(19,266,758)

Net Assets — 100.0%		$5,539,730,245

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2023

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,497,119	$—		$(32,426,957)	(a)	$8,361	$181	$21,078,704	21,072,382	$293,646	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,890,000	4,680,000	(a)	—		—	—	7,570,000	7,570,000	130,274		2
						$8,361	$181	$28,648,704		$423,920		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50	357	05/30/23	$9,244	$(196,013)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,530,348,299	$—	$5,530,348,299
Short-Term Securities
Money Market Funds	28,648,704	—	—	28,648,704
	$28,648,704	$5,530,348,299	$—	$5,558,997,003
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(196,013)	$—	$(196,013)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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